Investment Strategy	Jun. 18, 2026
YieldMax(R) Universe Fund of Option Income ETFs
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks current income. The Fund is a “fund of funds,” meaning that it primarily invests its assets in the shares of other ETFs, rather than in securities of individual companies. In addition, from time to time, the Fund may invest directly in the securities and financial instruments in which one or more Underlying YieldMax® ETF (defined below) invests.

The Fund’s portfolio will be primarily composed of “YieldMax® ETFs,” which are all affiliated ETFs advised by Tidal Investments LLC (the “Adviser”) (each, an “Underlying YieldMax® ETF”). Each Underlying YieldMax® ETF in which the Fund may invest has a primary investment objective to seek current income, and a secondary investment objective to seek long or short (i.e., inverse or opposite) exposure to (i) the share price of a particular operating company, (ii) the performance of a portfolio of operating companies (such as a portfolio representing a particular economic sector, country, or other theme)), (iii) the performance of an index of operating companies, (iv) the share price of a particular ETF, (v) the share price of one or more ETFs or U.S.-listed exchange-traded products (“ETPs”), or (vi) the performance of a portfolio consisting of any combination of the foregoing (in each case, an “Underlying Reference Asset”). Because of the options strategies employed, an Underlying YieldMax® ETF participates partially in potential investment gains associated with its Underlying Reference Asset.

Why Invest in the Fund?

●	The Fund seeks to generate weekly cash distributions, primarily through investments in the Underlying YieldMax® ETFs.

●	Each Underlying YieldMax® ETF employs options strategies to generate options premiums and, for many Underlying YieldMax® ETFs, to provide long (or short) exposure to performance of its Underlying Reference Asset; however, as a result of those options strategies, participation in potential investment gains is partial. Some Underlying YieldMax® ETFs may also invest directly in an Underlying Reference Asset and/or gain long (or short) exposure to the Underlying Reference Asset through swap contracts.

●	The Fund’s portfolio of Underlying YieldMax® ETFs is generally rebalanced monthly, though from time to time it may be rebalanced on a more frequent basis, and may be adjusted to include eligible new Underlying YieldMax® ETFs. The Fund is designed to broaden access and simplify ownership for shareholders, providing them with exposure to a broader range of YieldMax® ETF investment opportunities in a single Fund.

Due to the Underlying YieldMax® ETFs’ investment strategies, the Fund’s participation in any gains associated with changes in the value of an Underlying Reference Asset is partial. However, the Fund is subject to all potential losses if the value of the Underlying Reference Asset decreases (if long exposure) or increases (if short exposure), which may not be offset by distributions or options premiums received by the Fund.

While the Fund seeks to provide current income pursuant to its investment objective, a portion (sometimes significant) of the Fund’s distributions may be classified as return of capital (“ROC”) for financial or tax reporting purposes. Generally speaking, ROC refers to the portion of a distribution from an investment that represents a return of the original investment (principal) rather than income or profit. Accordingly, such distributions do not necessarily reflect the Fund’s income or yield. See the prospectus section titled “Additional Information About the Funds” for more information about option premiums and ROC.

The Underlying YieldMax® ETFs

Each Underlying YieldMax® ETFs utilizes options strategies to generate options premiums, while also seeking to provide exposure (long or short) to the Underlying Reference Asset (either synthetically through the use of derivatives or through direct investments). However, as a result of those options strategies, each Underlying YieldMax® ETF participates partially in potential investment gains. Each Underlying YieldMax® ETF’s options contracts may provide:

●	Long or short exposure to the performance of its Underlying Reference Asset,
●	option premiums, and
●	partial participation in gains, if any, associated with changes in the value of its Underlying Reference Asset.

Some Underlying YieldMax® ETFs, such as those that seek exposure to a portfolio of operating companies, invest directly in their Underlying Reference Asset instead of only using derivative instruments to gain exposure.

An investment in an Underlying YieldMax® ETF is not an investment in its Underlying Reference Asset.

●	Each Underlying YieldMax® ETF’s strategy may capture only a portion of the potential gains associated with changes in the value of its Underlying Reference Asset increases.
●	Each Underlying YieldMax® ETF’s strategy is subject to all potential losses if its Underlying Reference Asset decreases in value (if long exposure) or increases in value (if short exposure), which may not be offset by the options premiums it generates.
●	Some YieldMax® ETFs may invest directly in their Underlying Reference Asset.
●	Underlying YieldMax® ETF shareholders (including the Fund) are generally not entitled to any Underlying Reference Asset dividends, except with respect to those YieldMax® ETFs that invest directly in the Underlying Reference Asset.

Underlying YieldMax® ETFs – Options Contracts

The YieldMax® ETFs engage in a variety of options strategies.

●	In general, an option contract gives the purchaser of the option contract the right to purchase (for a call option) or sell (for a put option) the underlying asset at a specified price (the “strike price”).
●	If exercised, an option contract obligates the seller to deliver shares (for a sold or “short” call) or buy shares (for a sold or “short” put) of the underlying asset at a specified price (the “strike price”).
●	Options contracts must be exercised or traded to close within a specified time frame, or they expire.

Each YieldMax® ETF’s options contracts are based on the value of the relevant Underlying Reference Asset (which may be a security, a portfolio of securities, or an index). Depending on the terms of the option contract, this gives the YieldMax® ETF the right or obligation to receive or deliver (i) shares of the Underlying Reference Asset, or (ii) where the Underlying Reference Asset is an index or a portfolio of securities, the applicable cash settlement amount (or other settlement amount) based on the value of such index or portfolio, in each case in exchange for the stated strike price, depending on whether the option contract is a call option or a put option and whether the YieldMax® ETF purchases or sells the option contract. Examples of options strategies utilized by the YieldMax® ETFs include the following:

●	A “synthetic covered call” (long) or “synthetic covered put” (short) strategy whereby the Underlying YieldMax® ETF writes (sells) call option contracts (long), or writes (sells) put option contracts (short), on the Underlying Reference Asset to generate options premiums, while also using options to gain synthetic exposure (long or short) to the Underlying Reference Asset.
●	A “synthetic covered” call or put strategy, similar to the example above, but designed to provide for a set annual distribution rate.
●	A “covered call spread” (long) strategy is a type of selling credit call spread. A “covered put spread” (short) strategy is a type of selling credit put spread. An Underlying YieldMax® ETF uses a covered call spread strategy (long exposure) to earn premium by selling a call option while buying another at a higher strike price, with both profit and loss capped. An Underlying YieldMax® ETF uses a covered put spread strategy (short exposure) to earn premium by selling a put option with a higher strike price while buying another at with a lower strike price, reducing downside risk.
●	A “combination options” strategy, whereby the Underlying YieldMax® ETF uses a variety of different options strategies to generate options premiums.

See “Additional Information About the Funds” below for a more detailed description of the YieldMax® ETFs options strategies.

Each Underlying YieldMax® ETF’s performance will differ from that of its Underlying Reference Asset’s performance. The performance differences will depend on, among other things, the value of its Underlying Reference Asset, changes in the value of the Underlying Reference Asset options contracts that Underlying YieldMax® ETF has purchased and sold, and changes in the value of the U.S. Treasuries.

Tax Loss Harvesting

If a specific Underlying YieldMax® ETF has recently incurred substantial losses, the Fund may choose to redeem (or otherwise exit) its investment in that particular ETF in order to seek to capitalize on tax loss harvesting (a strategy that seeks to minimize the Fund’s capital gains). In that case, the Adviser will use the proceeds from such redemption and invest them in the same strategies as that of the redeemed Underlying YieldMax® ETF. This approach aims to achieve returns akin to those of the redeemed Underlying YieldMax® ETF in which the Fund was invested. The strategy will be employed for a minimum of 31 days to adhere to applicable tax rules. This strategy will not be utilized for Underlying YieldMax® ETFs that invest directly in the Underlying Reference Asset.

Portfolio Construction

The portfolio will generally consist of between 15 to 35  Underlying YieldMax® ETFs, reflecting those with the highest relative performance over a recent period. Among those Underlying YieldMax® ETFs selected for the portfolio, weighting is based on the relative performance of each, with Underlying YieldMax® ETFs with higher performance receiving larger weightings than those with lower performance. When multiple Underlying YieldMax® ETFs with the same or similar Underlying Reference Asset are eligible for inclusion, the Adviser may select just one of these Underlying YieldMax® ETF or, alternatively, may allocate a portion of the portfolio to each. The Adviser, however, will avoid simultaneously investing in an Underlying YieldMax® ETF that seeks long exposure to a single Underlying Reference Asset and in an Underlying YieldMax® ETF that seeks short exposure to the same single Underlying Reference Asset. The Adviser will generally reallocate the Fund’s portfolio on a monthly basis, including any eligible new Underlying YieldMax® ETF(s) that qualify for inclusion, but excluding any Underlying YieldMax® ETF for which the tax loss harvesting strategy is currently being used. For a new Underlying YieldMax® ETF to be eligible for inclusion in the Fund’s portfolio, it must have commenced operations and have made an initial distribution. The Fund will not invest in Underlying YieldMax® ETFs that operate as a fund-of-funds ETFs, though certain Underlying YieldMax® ETFs may hold minimal positions of other pooled investment vehicles, such as other ETFs.

The Fund is classified as “non-diversified” under the 1940 Act.

None of the Fund, the Trust, the Adviser or their respective affiliates makes any representation to you as to the performance of any Underlying Reference Asset.THE FUND, TRUST AND ADVISER ARE NOT AFFILIATED WITH ANY UNDERLYING ISSUER(S).

YieldMax(R) Magnificent 7 Fund of Option Income ETFs
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks current income. The Fund is a “fund of funds,” meaning that it primarily invests its assets in the shares of other ETFs, rather than in securities of individual companies. In addition, from time to time, the Fund may invest directly in the securities and financial instruments in which one or more Underlying YieldMax® ETF (defined below) invests.

The Fund’s portfolio will be primarily composed of the following seven “YieldMax® ETFs,” which are all ETFs advised by Tidal Investments LLC (the “Adviser”). Each of the seven Underlying YieldMax® ETFs has a primary investment objective to seek current income, and a secondary investment objective to seek exposure to the share price of the common stock (the “Underlying Security”) of a particular operating company (the “Underlying Issuer”). Because of the options strategies employed, an Underlying YieldMax® ETF participates partially in potential investment gains associated with its Underlying Security. Under normal circumstances, the Fund will be nearly fully invested in the seven Underlying YieldMax® ETFs; provided that for tax purposes, instead of investing in a particular Underlying YieldMax® ETF, the Fund may invest directly in substantially the same instruments held by that same Underlying YieldMax® ETF.

The Fund’s name refers to its strategy of gaining exposure to the following seven Underlying Issuer(s), which together are commonly referred to by media outlets and market analysts as the “Magnificent 7.”

Underlying YieldMax® ETF (Ticker)	Underlying Issuer
YieldMax® AAPL Option Income Strategy ETF (APLY)	Apple Inc.
YieldMax® AMZN Option Income Strategy ETF (AMZY)	Amazon.com, Inc.
YieldMax® GOOGL Option Income Strategy ETF (GOOY)	Alphabet Inc.
YieldMax® META Option Income Strategy ETF (FBY)	Meta Platforms, Inc.
YieldMax® MSFT Option Income Strategy ETF (MSFO)	Microsoft Corporation
YieldMax® NVDA Option Income Strategy ETF (NVDY)	NVIDIA Corporation
YieldMax® TSLA Option Income Strategy ETF (TSLY)	Tesla, Inc.

Why Invest in the Fund?

●	The Fund seeks to generate weekly cash distributions, primarily through investments in the foregoing seven Underlying YieldMax® ETFs.

●	Each Underlying YieldMax® ETF employs a synthetic covered call strategy and a synthetic covered call spread strategy (each described below) that seek to generate options premiums and provide exposure to a specific security’s share price returns; however, as a result of those options strategies, participation in potential investment gains is partial. Some Underlying YieldMax® ETFs may also invest directly in the Underlying Security and/or gain exposure to the Underlying Security through swap contracts.

●	The Fund’s portfolio of seven Underlying YieldMax® ETFs is rebalanced monthly. The Fund is designed to broaden access and simplify ownership for shareholders, providing them with exposure to foregoing seven YieldMax® ETF investment opportunities in a single Fund.

Due to the Underlying YieldMax® ETFs’ investment strategies, the Fund’s participation in any gains of an Underlying Security is partial. However, the Fund is subject to all potential losses if the shares of the Underlying Securities decrease in value, which may not be offset by distributions or options premiums received by the Fund.

While the Fund seeks to provide current income pursuant to its investment objective, a portion (sometimes significant) of the Fund’s distributions may be classified as return of capital (“ROC”) for financial or tax reporting purposes. Generally speaking, ROC refers to the portion of a distribution from an investment that represents a return of the original investment (principal) rather than income or profit. Accordingly, such distributions do not necessarily reflect the Fund’s income or yield. See the prospectus section titled “Additional Information About the Funds” for more information about option premiums and ROC.

The Underlying YieldMax® ETFs

Each of the Underlying YieldMax® ETFs primarily uses a synthetic covered call strategy and a covered call spread strategy (each described below) to seek to generate options premiums and provide indirect exposure to the share price returns of its Underlying Security. However, as a result of those options strategies, each Underlying YieldMax® ETF participates partially in potential investment gains. Each Underlying YieldMax® ETF options contracts provide:

●	exposure to the share price returns of its Underlying Security,

●	option premiums, and

●	partial participation in gains, if any, of the share price returns of its Underlying Security.

An investment in an Underlying YieldMax® ETF is not an investment in its Underlying Security.

●	Each Underlying YieldMax® ETF’s strategy will capture only a portion of potential gains if its Underlying Security’s shares increase in value.
●	Each Underlying YieldMax® ETF’s strategy is subject to all potential losses if its Underlying Security’s shares decrease in value, which may not be offset by the options premiums it generates.
●	While the Underlying YieldMax® ETFs generally do not invest directly in their Underlying Security, certain YieldMax® ETFs may from time to time invest directly in their Underlying Security(ies).
●	Underlying YieldMax® ETF shareholders (including the Fund) are generally not entitled to any Underlying Security dividends, except to the extent a YieldMax® ETF invests directly in its Underlying Security.

Underlying YieldMax® ETFs – Options Contracts

As part of each YieldMax® ETF’s synthetic covered call strategies, it will purchase and sell call and put option contracts that are based on the value of the price returns of Underlying Security.

●	In general, an option contract gives the purchaser of the option contract the right to purchase (for a call option) or sell (for a put option) the underlying asset at a specified price (the “strike price”).
●	If exercised, an option contract obligates the seller to deliver shares (for a sold or “short” call) or buy shares (for a sold or “short” put) of the underlying asset at a specified price (the “strike price”).
●	Options contracts must be exercised or traded to close within a specified time frame, or they expire.

Each YieldMax® ETF’s options contracts are based on the value of Underlying Security, which gives it the right or obligation to receive or deliver shares of Underlying Security on the expiration date of the applicable option contract in exchange for the stated strike price, depending on whether the option contract is a call option or a put option, and whether the YieldMax® ETF purchases or sells the option contract.

Underlying YieldMax® ETFs – Synthetic Covered Call Strategies

In seeking to achieve its investment objective, each Underlying YieldMax® ETF implements a “synthetic covered call” strategy using options contrasts.

●	A traditional covered call strategy is an investment strategy where an investor (the Fund) sells a call option on an underlying security it owns.
●	As part of its synthetic covered call strategy, each Underlying YieldMax® ETF writes (sells) call option contracts on its Underlying Security to generate options premiums. To the extent the Underlying YieldMax® ETF does not directly own Underlying Security, these written call options are sold short (i.e., selling a position it does not currently own).

Each Underlying YieldMax® ETF’s synthetic covered call strategy consists of the following three elements, each of which is described in greater detail under “Additional Information About the Funds” below:

●	Synthetic long exposure to its Underlying Security, which allows the Underlying YieldMax® ETF to seek to participate in the changes, up or down, in the price of Underlying Security.
●	Covered Call Strategies:
Covered Call Strategy – An Underlying YieldMax® ETF writes (sells) call options on its Underlying Security to generate options premiums. These short call options limit the Underlying YieldMax® ETF’s participation in potential price appreciation since gains beyond the strike price result in losses on the short calls. The strategy combines synthetic long exposure with short call positions, capping the Underlying YieldMax® ETF’s upside beyond a certain threshold.
Covered Call Spread Strategy – This strategy involves selling credit call spreads rather than stand-alone call options to enhance participation in potential price increases while still generating options premiums. A credit call spread is created by selling a call option and simultaneously buying another with a higher strike price, reducing downside risk if the security’s price rises sharply. An Underlying YieldMax® ETF will primarily employ this approach when expecting significant short-term appreciation or when market conditions make it more advantageous than a standard covered call strategy.
●	U.S. Treasuries, which are used for collateral for the options, and which also generate income.

Each Underlying YieldMax® ETF’s performance will differ from that of its Underlying Security’s share price. The performance differences will depend on, among other things, the price of its Underlying Security, changes in the price of the Underlying Security options contracts that Underlying YieldMax® ETF has purchased and sold, and changes in the value of the U.S. Treasuries.

Synthetic Covered Call Strategy – Tax Loss Harvesting

If a specific Underlying YieldMax® ETF has recently incurred substantial losses, the Fund may choose to redeem (or otherwise exit) its investment in that particular ETF in order to seek to capitalize on tax loss harvesting (a strategy that seeks to minimize the Fund’s capital gains). In that case, the Adviser will use the proceeds from such redemption and invest them in the same synthetic covered call strategy (described above) on the same Underlying Security as that of the redeemed Underlying YieldMax® ETF. This approach aims to achieve returns akin to those of the redeemed Underlying YieldMax® ETF in which the Fund was invested. The synthetic covered call strategy will be employed for a minimum of 31 days to adhere to applicable tax rules.

See “Additional Information About the Funds” below for a more detailed description of the synthetic covered call strategy (which is used by both the Underlying YieldMax® ETFs and, in the circumstances noted above, the Fund).

Portfolio Construction

The Fund’s portfolio will generally be equally weighted in each of the seven Underlying YieldMax® ETFs. The Adviser will reallocate the Fund’s portfolio on a monthly basis so that each of the seven Underlying YieldMax® ETFs is equally weighted in the Fund’s portfolio, excluding any Underlying YieldMax® ETF for which the tax loss harvesting strategy is currently being used.

The Adviser will endeavor to optimize tax losses by implementing the synthetic call strategy as described above. This approach will lead to deviations from an equal allocation for the specific Underlying YieldMax® ETFs subject to tax harvesting.

The Fund is classified as “non-diversified” under the 1940 Act.

None of the Fund, the Trust, the Adviser or their respective affiliates makes any representation to you as to the performance of any Underlying Security.

THE FUND, TRUST AND ADVISER ARE NOT AFFILIATED WITH ANY UNDERLYING ISSUER.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will be nearly fully invested in the seven Underlying YieldMax® ETFs; provided that for tax purposes, instead of investing in a particular Underlying YieldMax® ETF, the Fund may invest directly in substantially the same instruments held by that same Underlying YieldMax® ETF.